SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Estimated Useful Lives of Property and Equipment
Estimated useful lives are as follows:

Classification	Estimated Useful Life
Buildings	7 to 25 years or over the term of the land use right agreement, whichever is shorter
Aircraft	10 years
Leasehold improvements	10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 10 years
Motor vehicles	5 years
Plant and gaming machinery	3 to 5 years

Schedule of Estimated Cost of Providing Promotional Allowances

The estimated cost of providing such promotional allowances for the years ended December 31, 2012, 2011 and 2010 is reclassified from rooms costs, food and beverage costs, entertainment, retail and other services costs and is included in casino expenses as follows:

	Year Ended December 31,
	2012	2011	2010
Rooms	$16,819	$12,696	$10,395
Food and beverage	39,014	28,653	27,870
Entertainment, retail and others	7,238	6,510	5,545

	$63,071	$47,859	$43,810

Weighted-Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Income (Loss)

The weighted-average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net income (loss) attributable to the Company per share consisted of the following:

	Year Ended December 31,
	2012	2011	2010
Weighted-average number of ordinary shares outstanding used in the calculation of basic net income (loss) attributable to the Company per share	1,645,346,902	1,604,213,324	1,595,552,022
Incremental weighted-average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	12,916,094	12,641,358	—

Weighted-average number of ordinary shares outstanding used in the calculation of diluted net income (loss) attributable to the Company per share	1,658,262,996	1,616,854,682	1,595,552,022

Components of Group's Accumulated Other Comprehensive Losses

As of December 31, 2012 and 2011, the Group’s accumulated other comprehensive losses consisted of the following:

	December 31,
	2012	2011
Foreign currency translation adjustment	$(1,057)	$(1,073)
Change in the fair value of the forward exchange rate contracts	—	39

	$(1,057)	$(1,034)